UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F-NT

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2003

CHECK HERE IF AMENDMENT:           ( ) AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    People's Bank
ADDRESS: 850 Main Street
         Bridgeport, CT 06604

Form 13F File Number:  28-20631

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:   Vincent J. Calabrese
TITLE:  Senior Vice President
PHONE:  (203) 338-4114

REPORT TYPE (CHECK ONLY ONE.):

( )        13F HOLDINGS REPORT

(X)        13F NOTICE

( )        13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




       /s/ Vincent J. Calabrese
       Senior Vice President
       Bridgeport, Ct
       11/07/2003

List of Other managers Reporting For This manager;

Form 13F File Number         Name
028-05091                    People's Mutual Holdings